AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 96.4%
Alabama – 1.9%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$4,593,139
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2025	2,110	2,450,322
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group) Series 2016A 5.00%, 12/01/2031	11,235	11,606,541
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	1,580	1,786,459

		20,436,461

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	295	356,838
7.125%, 09/01/2038(a)	280	353,959
Series 2015A 6.625%, 09/01/2035	1,335	1,547,158

		2,257,955

Arizona – 2.8%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2030	935	1,174,996
5.00%, 11/01/2031-11/01/2033	2,350	3,134,772
Arizona State University (Arizona State University COP) Series 2013A 5.00%, 09/01/2021-09/01/2022	7,260	7,616,353
City of Phoenix Civic Improvement Corp. Series 2011 5.00%, 07/01/2026	3,330	3,396,367
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2029(b)	2,750	3,587,677
Series 2011A 5.00%, 12/01/2024	3,140	3,266,354
State of Arizona Lottery Revenue 5.00%, 07/01/2028(c)	5,000	6,565,300

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	$1,200	$1,200,252

		29,942,071

California – 3.8%
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	250	256,645
California State Public Works Board (California State Public Works Board Lease) Series 2021A 5.00%, 02/01/2023(b)	10,000	10,585,400
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	1,580	1,614,981
Los Angeles Unified School District/CA Series 2020A 5.00%, 07/01/2027	6,935	8,933,390
State of California 5.00%, 11/01/2030	10,870	15,153,215
Series 2014 5.00%, 08/01/2022-05/01/2025	4,250	4,808,435

		41,352,066

Colorado – 4.8%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	1,510	1,604,707
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/2024-11/15/2025	13,395	14,475,804
Series 2018A 5.00%, 12/01/2028-12/01/2029	16,555	21,285,292
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032-08/01/2033	2,890	3,694,734
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2033	1,525	2,008,547
Denver City & County School District No. 1 Series 2014B 5.00%, 12/01/2023	4,730	5,372,381
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013A 5.00%, 12/01/2022	1,640	1,747,223
Sterling Ranch Community Authority Board Sterling Ranch Colorado Metropolitan District No. 2 Series 2020A 3.75%, 12/01/2040	1,050	1,138,011

	Principal Amount (000)	U.S. $ Value

Vauxmont Metropolitan District AGM 5.00%, 12/15/2024	$260	$301,220
		51,627,919

Connecticut – 3.9%
City of New Haven CT Series 2018A 5.50%, 08/01/2035	1,920	2,333,491
Connecticut State Health & Educational Facilities Authority (Yale University) 1.10%, 07/01/2048	10,105	10,270,924
State of Connecticut Series 2013A 5.00%, 10/15/2024	5,035	5,672,330
Series 2014A 5.00%, 03/01/2028	2,230	2,538,454
Series 2014F 5.00%, 11/15/2026	1,275	1,494,211
Series 2015B 5.00%, 06/15/2025-06/15/2028	7,170	8,576,888
Series 2016A 5.00%, 03/15/2032	2,160	2,610,446
Series 2018B 5.00%, 04/15/2028	1,440	1,873,685
State of Connecticut Clean Water Fund - State Revolving Fund Series 2013A 5.00%, 03/01/2024	4,360	4,798,180
State of Connecticut Special Tax Revenue 5.00%, 05/01/2035	1,960	2,582,124

		42,750,733

District of Columbia – 1.0%
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2025(c)	5,500	6,641,140
5.00%, 10/01/2026	3,065	3,812,308

		10,453,448

Florida – 7.6%
Capital Trust Agency, Inc. Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12 4.00%, 12/15/2025(a)	300	322,500
Central Florida Expressway Authority Series 2019B 5.00%, 07/01/2032	6,000	7,862,880
5.00%, 07/01/2034(c)	7,255	9,434,692
Citizens Property Insurance, Inc. Series 2012A 5.00%, 06/01/2022	7,315	7,783,306
City of Jacksonville FL Series 2012A 5.00%, 10/01/2023 (Pre-refunded/ETM)(c)	6,140	6,633,595

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2026 (Pre-refunded/ETM)	$4,050	$4,375,579
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	5,420,475
City of Tampa FL Water & Wastewater System Revenue Series 2011 5.00%, 10/01/2026 (Pre-refunded/ETM)	1,565	1,616,207
County of Miami-Dade FL Series 2012A 5.00%, 10/01/2023 (Pre-refunded/ETM)	1,500	1,621,905
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015A 5.00%, 06/01/2023-06/01/2027	18,500	21,314,518
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	595	454,484
Florida Municipal Power Agency Series 2011B 5.00%, 10/01/2023	2,890	2,983,492
Series 2015B 5.00%, 10/01/2023	1,500	1,687,200
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2033	4,000	4,930,120
Mid-Bay Bridge Authority Series 2015A 5.00%, 10/01/2028	1,000	1,171,330
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	375	382,166
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	1,000	1,070,030
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	2,205	2,267,754
1.705%, 07/01/2027	1,515	1,564,647

		82,896,880

Georgia – 2.8%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2034-07/01/2035	9,555	11,238,297
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) 5.00%, 04/01/2025	1,650	1,957,890
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	9,370	10,219,859

	Principal Amount (000)	U.S. $ Value

Series 2018C 4.00%, 08/01/2048	$6,850	$7,526,164

		30,942,210

Guam – 0.4%
Territory of Guam 5.00%, 11/15/2031	155	170,317
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	3,970	4,500,606

		4,670,923

Illinois – 6.5%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	2,050	2,541,467
Series 2018A 5.00%, 12/01/2027	1,200	1,494,168
Series 2019A 5.00%, 12/01/2029-12/01/2030	525	672,695
Series 2019B 5.00%, 12/01/2030-12/01/2033	500	632,661
Chicago Housing Authority Series 2018A 5.00%, 01/01/2034-01/01/2038	3,500	4,240,555
5.00%, 01/01/2037(c)	5,260	6,343,823
Chicago O’Hare International Airport Series 2015B 5.00%, 01/01/2029	5,000	5,843,050
Series 2016C 5.00%, 01/01/2033	5,000	5,956,700
Series 2017B 5.00%, 01/01/2035	1,475	1,800,164
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.25%, 01/01/2023	2,500	2,665,400
5.50%, 01/01/2025	2,250	2,430,877
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2024	1,630	1,861,232
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	800	966,668
State of Illinois Series 2013 5.00%, 07/01/2023	1,670	1,832,741
Series 2014 5.00%, 05/01/2030	4,180	4,603,727
Series 2017B 5.00%, 12/01/2024	5,050	5,776,998
Series 2017D 5.00%, 11/01/2021-11/01/2027	14,515	16,065,561
Series 2018A 5.00%, 10/01/2023	2,785	3,081,408

	Principal Amount (000)	U.S. $ Value

Series 2018B 5.00%, 10/01/2023	$1,730	$1,914,124

		70,724,019

Indiana – 0.4%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	2,380	2,336,803
Indiana Municipal Power Agency Series 2011A 5.00%, 01/01/2023 (Pre-refunded/ETM)	2,105	2,147,037

		4,483,840

Iowa – 0.7%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	2,250	2,512,530
Iowa Higher Education Loan Authority (Simpson College) 5.25%, 11/01/2040	2,275	2,447,286
PEFA, Inc. Goldman Sachs Group, Inc. (The) 5.00%, 09/01/2049	2,360	2,893,100

		7,852,916

Kentucky – 4.5%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	650	780,245
Kentucky Municipal Power Agency NATL Series 2015A 5.00%, 09/01/2022-09/01/2023	4,875	5,291,670
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	7,260	8,485,270
Kentucky Public Energy Authority (Morgan Stanley) Series 2018C 2.232% (CPI + 1.05%), 12/01/2049(d)	20,000	20,896,200
Series 2019C 4.00%, 02/01/2050	9,015	10,830,170
Kentucky Turnpike Authority Series 2012A 5.00%, 07/01/2025 (Pre-refunded/ETM)	2,275	2,430,451

		48,714,006

Louisiana – 1.2%
Jefferson Sales Tax District AGM Series 2017B 5.00%, 12/01/2034	1,800	2,215,062
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	340	387,359
6.10%, 06/01/2038-12/01/2040(a)	845	1,070,953

	Principal Amount (000)	U.S. $ Value

State of Louisiana Gasoline & Fuels Tax Revenue Series 2012A 5.00%, 05/01/2027(c)	$6,225	$6,590,158
5.00%, 05/01/2027 (Pre-refunded/ETM)	2,860	3,032,401

		13,295,933

Maryland – 1.4%
County of Montgomery MD Series 2019A 5.00%, 11/01/2026(c)	5,925	7,505,434
Maryland Health & Higher Educational Facilities Authority (Stevenson University, Inc.) 4.00%, 06/01/2039	500	571,325
State of Maryland Series 2017B 5.00%, 08/01/2024(c)	5,790	6,767,468

		14,844,227

Massachusetts – 2.2%
Commonwealth of Massachusetts Series 2020B 5.00%, 07/01/2024	7,380	8,594,231
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2006 2.421% (CPI + 0.99%), 08/01/2022(d)	3,240	3,323,495
3.90% (CPI + 0.99%), 08/01/2023(d)	2,275	2,365,591
Massachusetts Development Finance Agency (Broad Institute, Inc. (The)) Series 2017 5.00%, 04/01/2028	1,655	2,131,210
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A 5.00%, 08/15/2023	2,475	2,658,323
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 07/01/2022-07/01/2025	5,025	5,121,407

		24,194,257

Michigan – 3.2%
City of Detroit MI 5.00%, 04/01/2035-04/01/2036	1,055	1,228,610
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2021	3,750	3,823,162
Michigan Finance Authority (City of Detroit MI) Series 2016C 5.00%, 04/01/2026-04/01/2027	2,735	3,369,130

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D2 5.00%, 07/01/2024	$10,545	$12,201,725
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	2,176,665
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2028-06/30/2029	9,090	11,733,698

		34,532,990

Minnesota – 0.0%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.12%, 08/01/2028(e)	75	72,844

Mississippi – 0.2%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036	1,500	1,755,510

Missouri – 0.2%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	255	294,297
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2036	1,675	1,800,290

		2,094,587

Montana – 0.4%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031-02/15/2033	3,275	3,983,364

Nebraska – 1.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	15,000	16,870,050

Nevada – 0.9%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(a)	465	469,213

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry 0.50%, 01/01/2050 (Pre-refunded/ETM)(a)	$1,000	$1,000,450
Tahoe-Douglas Visitors Authority 4.00%, 07/01/2027	1,200	1,364,004
5.00%, 07/01/2029-07/01/2035	5,465	6,622,976

		9,456,643

New Hampshire – 0.2%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	1,536	1,742,559

New Jersey – 9.9%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019F 3.87%, 11/15/2035(a) (f)	12,363	13,456,349
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 06/15/2029	1,150	1,303,100
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2026-10/01/2027	3,810	4,570,413
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	1,365	1,455,063
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	5,250,879
Series 2018A 5.00%, 06/15/2028-06/15/2029	21,670	25,944,715
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2012A 5.00%, 06/15/2021	10,000	10,173,800
Series 2014C 5.25%, 06/15/2032	2,960	3,412,377
New Jersey Turnpike Authority Series 2013A 5.00%, 01/01/2023	200	217,724
5.00%, 01/01/2023 (Pre-refunded/ETM)	1,600	1,749,216
Series 2014A 5.00%, 01/01/2028	4,785	5,515,622
Series 2014C 5.00%, 01/01/2023	1,590	1,730,906
Series 2017A 5.00%, 01/01/2033	7,300	8,902,423

	Principal Amount (000)	U.S. $ Value
Series 2020D 5.00%, 01/01/2028(b)	$1,500	$1,854,195
Series 2021B 0.897%, 01/01/2025(b)	1,000	1,008,880
1.713%, 01/01/2029(b)	1,350	1,367,496
2.782%, 01/01/2040(b)	1,000	1,011,710
State of New Jersey 5.00%, 06/01/2029	9,500	12,457,825
Tobacco Settlement Financing Corp. Series 2018A 5.00%, 06/01/2030	4,750	6,147,972

		107,530,665

New York – 9.4%
City of New York NY Series 2011A 5.00%, 08/01/2023 (Pre-refunded/ETM)	1,030	1,055,348
5.00%, 08/01/2023	3,220	3,297,924
Series 2014J 5.00%, 08/01/2021	6,100	6,248,840
Series 2020B 5.00%, 11/01/2027	3,000	3,858,780
Series 2020C 5.00%, 08/01/2033	3,645	4,887,909
Metropolitan Transportation Authority 4.00%, 11/15/2026	1,000	1,147,460
5.00%, 11/15/2028	4,000	5,021,760
Series 2012C 5.00%, 11/15/2024 (Pre-refunded/ETM)	4,065	4,421,135
5.00%, 11/15/2025 (Pre-refunded/ETM)	5,000	5,438,050
Series 2012F 5.00%, 11/15/2026	3,635	3,876,982
Series 2013A 5.00%, 11/15/2026 (Pre-refunded/ETM)	2,300	2,556,151
Series 2013E 5.00%, 11/15/2025 (Pre-refunded/ETM)	8,510	9,662,169
Series 2016A 5.00%, 11/15/2024	1,130	1,283,059
Series 2016B 5.00%, 11/15/2027	1,370	1,646,480
Series 2017B 5.00%, 11/15/2023-11/15/2026	3,600	4,160,832
Series 2017C 5.00%, 11/15/2026-11/15/2028	4,020	4,930,301
New York City Municipal Water Finance Authority Series 2011HH 5.00%, 06/15/2026	3,875	3,944,673
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2026(c)	6,830	7,398,597

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2011C 5.00%, 03/15/2025	$3,000	$3,017,340
Series 2014A 5.00%, 02/15/2028(c)	6,565	7,483,443
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2011 5.00%, 06/15/2025	3,000	3,054,180
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030	1,500	1,775,415
Series 2018 5.00%, 01/01/2027-01/01/2029	9,255	11,261,896
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	345	388,184

		101,816,908

North Carolina – 0.7%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	6,710	7,968,662

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	1,000	912,200

Ohio – 3.4%
American Municipal Power, Inc. Series 2016A 5.00%, 02/15/2036	5,000	5,872,300
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029	2,955	2,946,903
Series 2020A 4.00%, 06/01/2039	1,000	1,207,230
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	4,139,280
City of Cleveland OH Airport System Revenue AGM Series 2016B 5.00%, 01/01/2023-01/01/2024	2,585	2,845,207
City of Cleveland OH Income Tax Revenue Series 2017B-1 5.00%, 10/01/2027-10/01/2030	7,585	9,641,857
Series 2017B-2 5.00%, 10/01/2029	1,485	1,887,732
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	5,600	6,522,824

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	$235	$236,763
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	420	423,150
Series 2016B 4.375%, 06/01/2033	825	831,187

		36,554,433

Oklahoma – 0.0%
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	500	501,090

Oregon – 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Health System, Inc.) Series 2016A 4.00%, 01/01/2033	1,000	1,118,000
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/2025 (Pre-refunded/ETM)	4,605	4,754,064
Series 2018A 5.00%, 10/01/2029	1,910	2,435,555

		8,307,619

Other – 0.4%
Federal Home Loan Mortgage Corp. (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(a)	3,850	4,226,723

Pennsylvania – 4.8%
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	16,452,874
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2032-10/01/2033	2,135	2,676,148
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,862,085
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	2,060	2,226,386
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2034-06/01/2036	7,580	9,265,468
Series 2017S 5.00%, 12/01/2028-12/01/2029	3,005	3,818,113
Series 2019 5.00%, 12/01/2023	4,250	4,829,785

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2016F 5.00%, 09/01/2034	$5,000	$6,054,600
State Public School Building Authority Series 2012 5.00%, 04/01/2023 (Pre-refunded/ETM)	2,400	2,535,024
5.00%, 04/01/2026 (Pre-refunded/ETM)	2,750	2,904,715

		52,625,198

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	970	1,159,354
NATL Series 2007V 5.25%, 07/01/2029-07/01/2035	320	351,285
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	790	965,996
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,105	2,551,721
AGM Series 2007C 5.25%, 07/01/2036	100	121,519
NATL Series 2007N 5.25%, 07/01/2032	205	226,302
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	109,446
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,144	1,088,424

		6,574,047

South Carolina – 1.2%
Renewable Water Resources Series 2012 5.00%, 01/01/2024 (Pre-refunded/ETM)	2,570	2,685,008
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2034-12/01/2036	2,535	3,090,047
Series 2016B 5.00%, 12/01/2037	5,040	6,221,073
Series 2016C 5.00%, 12/01/2035	930	1,152,958

		13,149,086

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	1,410	1,442,853
Metropolitan Government of Nashville & Davidson County TN Series 2012 5.00%, 07/01/2023	1,930	2,063,305
5.00%, 07/01/2023 (Pre-refunded/ETM)	455	486,090

		3,992,248

	Principal Amount (000)	U.S. $ Value

Texas – 4.8%
Birdville Independent School District Series 2015B 5.00%, 02/15/2022	$3,825	$4,019,463
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	2,465	2,666,021
City of Houston TX Combined Utility System Revenue Series 2014C 5.00%, 05/15/2024	1,100	1,273,217
Series 2020C 5.00%, 11/15/2022	4,330	4,707,706
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2020B 5.00%, 12/01/2021-12/01/2023	6,425	7,125,928
Lewisville Independent School District 5.00%, 08/15/2023-08/15/2024	4,725	5,409,039
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2031	1,000	1,138,060
North Texas Tollway Authority Series 2011D 5.25%, 09/01/2026 (Pre-refunded/ETM)	3,625	3,732,880
North Texas Tollway Authority (North Texas Tollway System) Series 2017A 5.00%, 01/01/2038	3,000	3,231,870
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	240	249,094
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2015I 5.25%, 11/15/2035(g) (h)	900	540,000
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018A 5.00%, 07/01/2030-07/01/2031	13,405	17,389,789
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2025	1,105	1,129,564

		52,612,631

Virginia – 0.2%
Fairfax County Economic Development Authority (County of Fairfax VA Lease) 5.00%, 08/01/2022-08/01/2033	2,145	2,742,894

	Principal Amount (000)	U.S. $ Value

Washington – 3.8%
Central Puget Sound Regional Transit Authority Series 2012P 5.00%, 02/01/2023-02/01/2025	$7,815	$8,190,579
Chelan County Public Utility District No. 1 Series 2011B 5.50%, 07/01/2025	3,305	3,374,471
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2023	4,020	4,504,772
Port of Seattle WA 5.00%, 04/01/2033-04/01/2034	3,000	3,759,250
Series 2013 5.00%, 07/01/2024	4,820	5,315,544
State of Washington Series 2015R 5.00%, 07/01/2026(c)	13,325	15,787,726

		40,932,342

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV 4.875%, 06/01/2049	2,600	2,646,852

Wisconsin – 2.9%
State of Wisconsin Series 20212
5.00%, 05/01/2026-05/01/2029(b)	11,850	15,406,947
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	2,535	2,887,399

Wisconsin Department of Transportation Series 20131 5.00%, 07/01/2023(c)	5,500	6,144,270
5.00%, 07/01/2024	4,020	4,481,576
5.00%, 07/01/2024 (Pre-refunded/ETM)	2,480	2,767,159

		31,687,351

Total Long-Term Municipal Bonds (cost $980,629,962)		1,046,729,360

Short-Term Municipal Notes – 1.8%
Pennsylvania – 1.1%
School District of Philadelphia (The) Series 2020A 4.00%, 06/30/2021	11,335	11,518,854

Texas – 0.7%
City of Houston TX 3.00%, 06/30/2021	1,500	1,517,865
State of Texas 4.00%, 08/26/2021	6,000	6,134,220

		7,652,085

Total Short-Term Municipal Notes (cost $19,139,981)		19,170,939

Total Municipal Obligations (cost $999,769,943)		1,065,900,299

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 0.5%
United States – 0.5%
U.S. Treasury Notes
2.625%, 02/15/2029(c) (cost $4,999,165)	$5,000	$5,667,969

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.38% (LIBOR 1 Month + 4.25%), 11/25/2023(d)	177	177,988
Series 2014-DN3, Class M3 4.13% (LIBOR 1 Month + 4.00%), 08/25/2024(d)	96	98,481
Series 2014-HQ2, Class M3 3.88% (LIBOR 1 Month + 3.75%), 09/25/2024(d)	234	240,785
Series 2016-DNA4, Class M3 3.93% (LIBOR 1 Month + 3.80%), 03/25/2029(d)	238	246,943
Series 2017-DNA3, Class M2 2.63% (LIBOR 1 Month + 2.50%), 03/25/2030(d)	270	274,819
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.03% (LIBOR 1 Month + 2.90%), 07/25/2024(d)	157	158,399
Series 2015-C02, Class 1M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(d)	141	144,056
Series 2016-C03, Class 2M2 6.03% (LIBOR 1 Month + 5.90%), 10/25/2028(d)	179	187,931
Series 2017-C01, Class 1M2 3.68% (LIBOR 1 Month + 3.55%), 07/25/2029(d)	314	323,955
Series 2017-C02, Class 2M2 3.78% (LIBOR 1 Month + 3.65%), 09/25/2029(d)	150	153,987
Series 2017-C03, Class 1M2 3.13% (LIBOR 1 Month + 3.00%), 10/25/2029(d)	453	462,277

Total Collateralized Mortgage Obligations (cost $2,323,913)		2,469,621

CORPORATES – INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Consumer Non-Cyclical – 0.2%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	1,002,170

	Principal Amount (000)	U.S. $ Value
1.777%, 11/15/2030	$1,000	$1,007,630

Total Corporates – Investment Grade (cost $2,000,000)		2,009,800

	Shares

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(i) (j) (k) (cost $64,655,763)	64,655,763	64,655,763

Total Investments – 105.0% (cost $1,073,748,784)(l)		1,140,703,452
Other assets less liabilities – (5.0)%		(54,747,357)

Net Assets – 100.0%		$1,085,956,095

CENTRALLY CLEARED INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	19,310	01/15/2028	1.230%	CPI#		Maturity	$1,553,754	$—	$1,553,754
USD	14,770	01/15/2028	0.735%	CPI#		Maturity	1,787,803	—	1,787,803
USD	12,000	08/29/2029	1.748%	CPI#		Maturity	608,851	—	608,851
USD	15,000	12/23/2029	1.979%	CPI#		Maturity	398,095	—	398,095
USD	4,825	01/15/2030	1.572%	CPI#		Maturity	337,271	—	337,271
USD	4,825	01/15/2030	1.587%	CPI#		Maturity	329,554	—	329,554
USD	1,670	01/15/2030	1.714%	CPI#		Maturity	91,307	—	91,307
USD	1,670	01/15/2030	1.731%	CPI#		Maturity	88,241	—	88,241
USD	15,000	12/02/2035	2.074%	CPI#		Maturity	688,794	—	688,794

							$5,883,670	$—	$5,883,670

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	45,150	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$389,727	$—	$389,727
USD	32,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	1,309,107	—	1,309,107
USD	11,180	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	524,363	—	524,363
USD	3,172	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	141,437	—	141,437
USD	7,128	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	335,959	—	335,959
USD	8,235	10/09/2029	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	353,924	—	353,924
USD	8,235	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	356,100	—	356,100

						$3,410,617	$—	$3,410,617

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	69	$(17,878)	$(6,712)	$(11,166)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	598	(154,942)	(75,043)	(79,899)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	40	(10,364)	(4,868)	(5,496)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	38	(9,846)	(3,730)	(6,116)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	471	(121,997)	(46,293)	(75,704)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	708	(183,442)	(67,799)	(115,643)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,216	(315,065)	(147,005)	(168,060)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	231	(59,852)	(28,867)	(30,985)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	614	(159,088)	(57,071)	(102,017)

						$(1,032,474)	$(437,388)	$(595,086)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	$(837,867)	$—	$(837,867)
Barclays Bank PLC	USD	1,000	05/04/2021	2.845%	CPI#	Maturity	(139,639)	—	(139,639)
Barclays Bank PLC	USD	3,000	05/12/2021	2.815%	CPI#	Maturity	(412,330)	—	(412,330)
Barclays Bank PLC	USD	14,000	04/03/2022	2.663%	CPI#	Maturity	(1,751,014)	—	(1,751,014)
Barclays Bank PLC	USD	16,700	10/05/2022	2.765%	CPI#	Maturity	(2,188,708)	—	(2,188,708)
Barclays Bank PLC	USD	25,000	08/07/2024	2.573%	CPI#	Maturity	(2,482,748)	—	(2,482,748)
Barclays Bank PLC	USD	19,000	05/05/2025	2.125%	CPI#	Maturity	(248,855)	—	(248,855)
Barclays Bank PLC	USD	5,400	03/06/2027	2.695%	CPI#	Maturity	(886,456)	—	(886,456)
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	304,837	—	304,837
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	312,761	—	312,761
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	(586,716)	—	(586,716)
Citibank, NA	USD	35,000	07/03/2021	2.283%	CPI#	Maturity	(536,528)	—	(536,528)
Citibank, NA	USD	9,000	06/29/2022	2.398%	CPI#	Maturity	(859,306)	—	(859,306)
Citibank, NA	USD	5,400	07/19/2022	2.400%	CPI#	Maturity	(503,834)	—	(503,834)
Citibank, NA	USD	4,000	08/10/2022	2.550%	CPI#	Maturity	(436,291)	—	(436,291)
Citibank, NA	USD	15,500	12/07/2022	2.748%	CPI#	Maturity	(2,104,381)	—	(2,104,381)
Citibank, NA	USD	47,000	05/24/2023	2.533%	CPI#	Maturity	(4,911,454)	—	(4,911,454)
Citibank, NA	USD	30,000	10/29/2023	2.524%	CPI#	Maturity	(2,880,043)	—	(2,880,043)
Citibank, NA	USD	30,000	09/19/2024	2.070%	CPI#	Maturity	128,471	—	128,471
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	(574,308)	—	(574,308)
Citibank, NA	USD	15,800	02/08/2028	2.940%	CPI#	Maturity	(3,294,158)	—	(3,294,158)
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	(84,744)	—	(84,744)
Deutsche Bank AG	USD	11,000	06/20/2021	2.655%	CPI#	Maturity	(1,355,701)	—	(1,355,701)
Deutsche Bank AG	USD	9,800	09/07/2021	2.400%	CPI#	Maturity	(908,649)	—	(908,649)
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	289,949	—	289,949
JPMorgan Chase Bank, NA	USD	19,000	08/17/2022	2.523%	CPI#	Maturity	(1,990,047)	—	(1,990,047)
JPMorgan Chase Bank, NA	USD	1,400	06/30/2026	2.890%	CPI#	Maturity	(297,852)	—	(297,852)
JPMorgan Chase Bank, NA	USD	3,300	07/21/2026	2.935%	CPI#	Maturity	(740,484)	—	(740,484)
JPMorgan Chase Bank, NA	USD	2,400	10/03/2026	2.485%	CPI#	Maturity	(300,342)	—	(300,342)
JPMorgan Chase Bank, NA	USD	5,400	11/14/2026	2.488%	CPI#	Maturity	(683,700)	—	(683,700)
JPMorgan Chase Bank, NA	USD	4,850	12/23/2026	2.484%	CPI#	Maturity	(597,570)	—	(597,570)
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	(232,420)	—	(232,420)
JPMorgan Chase Bank, NA	USD	21,350	02/20/2028	2.899%	CPI#	Maturity	(4,244,323)	—	(4,244,323)
JPMorgan Chase Bank, NA	USD	12,000	03/26/2028	2.880%	CPI#	Maturity	(2,315,260)	—	(2,315,260)
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	(246,098)	—	(246,098)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	$(230,048)	$—	$(230,048)
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	(532,377)	—	(532,377)
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	258,691	—	258,691
Morgan Stanley Capital Services LLC	USD	13,000	05/23/2021	2.680%	CPI#	Maturity	(1,590,156)	—	(1,590,156)
Morgan Stanley Capital Services LLC	USD	10,000	04/16/2023	2.690%	CPI#	Maturity	(1,233,561)	—	(1,233,561)
Morgan Stanley Capital Services LLC	USD	5,000	08/15/2026	2.885%	CPI#	Maturity	(1,061,604)	—	(1,061,604)

							$(42,984,863)	$—	$(42,984,863)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.120%	SIFMA*	Quarterly	$(360,504)	$—	$(360,504)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	(365,722)	—	(365,722)

							$(726,226)	$—	$(726,226)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $34,478,586 or 3.2% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2021 and the aggregate market value of this security amounted to $72,844 or 0.01% of net assets.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Non-income producing security.
(h)	Defaulted.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,048,752 and gross unrealized depreciation of investments was $(47,105,972), resulting in net unrealized appreciation of $31,942,780.

As of January 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,033,273,011	$13,456,349	$1,046,729,360
Short-Term Municipal Notes	—	19,170,939	—	19,170,939
Governments - Treasuries	—	5,667,969	—	5,667,969
Collateralized Mortgage Obligations	—	2,469,621	—	2,469,621
Corporates - Investment Grade	—	2,009,800	—	2,009,800
Short-Term Investments:
Investments Companies	64,655,763	—	—	64,655,763

Total Investments in Securities	64,655,763	1,062,591,340	13,456,349	1,140,703,452
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	5,883,670	—	5,883,670
Centrally Cleared Interest Rate Swaps	—	3,410,617	—	3,410,617
Inflation (CPI) Swaps	—	1,294,709	—	1,294,709
Liabilities:
Credit Default Swaps	—	(1,032,474)	—	(1,032,474)
Inflation (CPI) Swaps	—	(44,279,572)	—	(44,279,572)
Interest Rate Swaps	—	(726,226)	—	(726,226)

Total	$64,655,763	$1,027,142,064	$13,456,349	$1,105,254,176

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 10/31/2020	$—	$—
Accrued discounts/(premiums)	(28,363)	(28,363)
Realized gain (loss)	(1,875)	(1,875)
Change in unrealized appreciation/depreciation	(914,087)	(914,087)
Purchases	—	—
Sales/Paydowns	(11,416)	(11,416)
Transfers in to Level 3	14,412,090	14,412,090
Transfers out of Level 3	—	—

Balance as of 01/31/2021	$13,456,349	$13,456,349

Net change in unrealized appreciation/depreciation from investments held as of 01/31/2021	$(914,087)	$(914,087)

As of January 31, 2021, all Level 3 securities were priced by brokers.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,637	$95,974	$35,955	$64,656	$1